Notes to the Statement of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	₱ 180,942	₱ 201,661
Cash flows	(18,820)	(44,525)
Foreign exchange movement	1,723	417
Others	18,276	23,389
Ending balance	182,121	180,942
Interest-bearing financial liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	172,611	185,032
Cash flows	1,722	(13,097)
Foreign exchange movement	1,723	417
Others	220	259
Ending balance	176,276	172,611
Long-term financing for capital expenditures [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	5,580	13,673
Cash flows		(7,735)
Others	(2,615)	(358)
Ending balance	2,965	5,580
Accrued dividends and other related costs [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,176
Cash flows	(6,614)
Others	6,785
Ending balance	1,347	1,176
Accrued interests and other related costs [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,176	1,412
Cash flows		(7,076)
Others		6,840
Ending balance		1,176
Dividends Payable [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,575	1,544
Cash flows	(13,928)	(16,617)
Others	13,886	16,648
Ending balance	₱ 1,533	₱ 1,575